Pensions	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Pensions

20Pensions

In 2020, BioNTech adopted a defined benefit pension plan through the acquisition of BioNTech Manufacturing Marburg GmbH in Germany. The defined benefit pension plan is a final salary plan for German employees, which requires contributions to be made to a separately administered fund.

The pension plan is governed by the employment laws of Germany and consists of a funded base plan and a non-funded supplement plan. The base plan through Pensionskasse Hoechst is a multi-employer plan. Pensionskasse Hoechst is a legally independent insurance company that is subject to the Insurance Supervision Act (BaFin). Plan participants may elect to contribute a percentage of their income (between 1.5% and 2.5% of salary components up to the social security contribution ceiling). A €1.00 employee contribution results in an annual pension entitlement of €0.42. The aforementioned contributions include contributions to the Pensionskasse Höchst in the amount of €34 thousand. Contributions in the amount of €0.2 million are expected for the following financial year. Since the obligation of the sponsoring company is not limited to the payment of the contributions for the financial year, this is a multi-employer defined benefit plan, which is generally to be accounted for proportionally as such. However, pension fund benefits are financed in accordance with the financing methodology of the pension fund (Bedarfdeckungsverfahren). Consequently, the actuarial valuation is performed to determine the present valuate of future contributions based upon the present value of future benefit obligation less plan assets for all employers and the level of the pension fund portfolio, not at the level of an individual insurer’s risk. The calculation of the contribution rates is based on the future coverage of the total obligation, so that all sponsoring companies pay the same contribution rates. Accordingly, the portion of the base plan financed through Pensionskasse Hoechst is not accounted for as a defined benefit plan, but as a defined contribution plan. There are no minimum funding requirements. It is not possible to withdraw the funds from the multi-employer plan or to transfer them to another pension fund. It is not possible to withdraw from the pension fund. Upon expiry of the plan, any underfunding is to be made up by the employer and therefore recognized as liability in the consolidated statement of financial positions; any remaining surplus would be used for charitable purposes. Both plans have been closed so that no further employees can obtain entitlements.

Since the German Company Pension Act (Betriebsrentengesetz) applies to the pension obligation, the pensions are subject to adjustments at least every three years by the increase in the consumer price index or by the net wage development of comparable groups of employees. Therefore, the pension obligation is subject to inflation risk. In addition, there is longevity risk as the pensions are paid for life. Part of the obligations is also based on the level of salaries, so that the obligations will also increase if salaries develop more strongly than expected. Plan assets benefits from pension funds are offset. In this case, there is a risk that the external pension provider will not be able to provide the benefits to the extent expected and that the payments to be made directly by the employer will therefore increase.

The following table summarizes the defined benefit obligation recognized in non-current provisions:

(in thousands)	December 31, 2020
Base plan	€2,140
Supplement plan	2,125
Total	€4,265

The following table summarizes the components of net benefit expense recognized in the statement of profit or loss for both plans:

Years ended December 31,
(in thousands)	2020
Service cost	€24
Net interest expense	6
Total	€30

The current service cost is included in the personnel expenses of the various functions of the respective employees, while the net interest is recognized in finance expenses or finance income.

The following table summarizes the components of remeasurements recognized in other comprehensive income for both plans:

Years ended December 31,
(in thousands)	2020
Actuarial changes arising from changes in financial assumptions	€227
Experience adjustments	(17)
Total	€210

Set out below is an overview of changes to the defined benefit obligation during the period indicated for both plans:

(in thousands)	Defined benefit obligations
As of January 1, 2020	-
Acquisition of subsidiaries and businesses	(4,029)
Service cost	(24)
Net interest expense	(6)
Benefits paid	4
Actuarial changes arising from changes in financial assumptions	(227)
Experience adjustments	17
As of December 31, 2020	€(4,265)

The principal assumptions used in determining the defined benefit obligation for the Group’s plans are shown below:

December 31, 2020
Discount rate	0.80%
Price inflation	2.00%
Rate of salary increase	2.50%
Pension increases for in-payment benefits	1.75%

Sensitivity analysis

The main actuarial assumptions that are used to calculate the provisions for post-employment benefits are the discount rate and the trend for future increases in post-employment benefit payments. A reasonably possible increase, or respective decrease, in the significant actuarial assumptions would have impacted the present value of the post-employment benefit obligations as of December 31, 2020 as shown below:

Quantitative sensitivity analysis
December 31, 2020
Discount rate increase 0.25%	€(282)
Discount rate decrease 0.25%	309
Pension increases for in payment benefits 0.25%	475
Pension decreases for in payment benefits 0.25%	(447)

Duration

The average duration of the German obligations are 35.92 years for the base plan and 19.77 years for the supplement plan.

Expected benefit payments

The following are the expected payments or contributions to the plans in future years:

Expected payments or contributions in future years
(in thousands)	December 31, 2020
Less than 1 year	€29
1 to 5 years	317
More than 5 years	340
Total	€686